Investments in affiliates and joint ventures - Accounts Payable and Receivables from Joint Ventures and Affiliates (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Accounts receivable	$ 148,928	$ 166,070
Contract assets	30,472	4,135
Other assets	5,198	9,845
Accounts payable	102,054	110,750
Accrued liabilities	89,308	78,010
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Accounts receivable	66,899	73,928
Contract assets	5,668	2,619
Other assets	475	112
Accounts payable	4,187	12,660
Accrued liabilities	$ 16,011	$ 9,070